PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 101.2%
Certificates of Deposit 26.5%
Bank of America NA,
1 Month LIBOR + 0.110%	2.049%(c)	02/10/20	88,000	$ 87,999,976
3 Month LIBOR + 0.050%	2.093(c)	04/06/20	98,000	97,999,756
3 Month LIBOR + 0.010%	2.134(c)	11/18/19	50,000	49,999,848
1 Month LIBOR + 0.190%	2.222(c)	06/01/20	182,000	181,999,969
3 Month LIBOR + 0.010%	2.535(c)	02/18/20	100,000	99,999,846

Bank of America NA	2.600	01/09/20	34,000	34,059,603
Bank of Montreal,
3 Month LIBOR + 0.180%	2.107(c)	01/31/20	37,000	37,017,967
US Federal Funds Effective Rate + 0.340%	2.160(c)	07/27/20	37,000	37,008,012
3 Month LIBOR + 0.060%	2.187(c)	03/13/20	17,000	17,002,372
1 Month LIBOR + 0.250%	2.240(c)	08/07/20	150,000	149,998,775
Bank of Nova Scotia,
3 Month LIBOR + 0.050%	2.182(c)	02/27/20	50,000	50,010,813
3 Month LIBOR + 0.060%	2.299(c)	05/06/20	98,000	98,014,729
3 Month LIBOR + 0.180%	2.304(c)	02/18/20	1,300	1,300,745
3 Month LIBOR + 0.280%	2.439(c)	09/21/20	3,500	3,504,893
3 Month LIBOR + 0.260%	2.547(c)	11/04/19	850	850,000
BNP Paribas SA,
1 Month LIBOR + 0.220%	2.043(c)	06/25/20	120,000	119,963,760
1 Month LIBOR + 0.270%	2.116(c)	08/21/20	129,000	128,980,318
3 Month LIBOR + 0.060%	2.235(c)	11/14/19	85,000	85,000,504
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.210%	2.099(c)	07/17/20	273,000	272,872,187
3 Month LIBOR + 0.220%	2.320(c)	12/27/19	11,000	11,003,484
1 Month LIBOR + 0.400%	2.339(c)	12/10/19	31,460	31,473,462
Credit Agricole Corporate and Investment Bank,
3 Month LIBOR + 0.080%	2.212(c)	02/25/20	64,000	64,019,493
3 Month LIBOR + 0.240%	2.415(c)	11/14/19	24,200	24,201,482
3 Month LIBOR + 0.470%	2.471(c)	07/13/20	25,910	25,966,956
Credit Suisse AG,
Secured Overnight Financing Rate + 0.210%	2.030(c)	01/30/20	96,000	96,002,383
3 Month LIBOR + 0.120%	2.264(c)	02/28/20	222,000	222,048,418
DNB Bank ASA,
1 Month LIBOR + 0.200%	2.023(c)	07/23/20	37,500	37,492,097
1 Month LIBOR + 0.210%	2.124(c)	08/12/20	100,000	99,984,686
3 Month LIBOR + 0.040%	2.152(c)	03/06/20	24,000	23,999,933
1 Month LIBOR + 0.190%	2.187(c)	03/04/20	197,000	197,001,089

Goldman Sachs Bank USA, Secured Overnight Financing Rate + 0.280%	2.289(c)	08/21/20	179,000	179,161,644
Mitsubishi UFJ Trust and Banking Corp.	2.100	01/09/20	50,000	50,016,579

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Mizuho Bank Ltd., 1 Month LIBOR + 0.190%	2.129%(c)	02/10/20	141,000	$ 141,003,889
MUFG Bank Ltd.,
3 Month LIBOR + 0.160%	2.113(c)	05/22/20	75,000	75,032,579
3 Month LIBOR + 0.160%	2.292(c)	05/26/20	100,000	100,044,310
3 Month LIBOR + 0.160%	2.312(c)	05/21/20	74,000	74,031,989
Natixis SA,
3 Month LIBOR + 0.080%	2.192(c)	03/06/20	198,000	197,999,426
3 Month LIBOR + 0.230%	2.240(c)	01/10/20	88,200	88,227,329
3 Month LIBOR + 0.170%	2.274(c)	03/27/20	75,000	75,014,680
1 Month LIBOR + 0.300%	2.278(c)	08/10/20	142,000	142,001,421
Nordea Bank Abp,
1 Month LIBOR + 0.220%	2.043(c)	07/23/20	63,500	63,473,071
1 Month LIBOR + 0.200%	2.121(c)	03/13/20	135,000	135,032,104

Royal Bank of Canada, 1 Month LIBOR + 0.230%	2.169(c)	08/10/20	207,000	206,944,309
Skandinaviska Enskilda Banken AB,
3 Month LIBOR + 0.060%	1.996(c)	01/24/20	135,000	135,002,670
1 Month LIBOR + 0.190%	2.117(c)	05/11/20	125,000	124,984,623
1 Month LIBOR + 0.170%	2.148(c)	07/08/20	66,000	65,971,233

State Street Bank and Trust Co., 1 Month LIBOR + 0.090%	2.004(c)	11/15/19	12,000	12,000,809
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.260%	2.200(c)	04/08/20	55,000	55,008,644
Svenska Handelsbanken,
3 Month LIBOR + 0.050%	1.986(c)	01/27/20	14,000	14,002,579
1 Month LIBOR + 0.180%	2.094(c)	07/15/20	46,000	45,973,640
3 Month LIBOR + 0.040%	2.172(c)	02/26/20	150,000	150,027,519
1 Month LIBOR + 0.370%	2.360(c)	12/06/19	21,000	21,006,440
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.240%	2.044(c)	07/27/20	209,000	208,963,918
1 Month LIBOR + 0.190%	2.201(c)	07/06/20	4,000	3,999,008

US Bank NA, 1 Month LIBOR + 0.160%	2.051(c)	06/19/20	109,000	108,952,659
Wells Fargo Bank NA,
1 Month LIBOR + 0.220%	2.134(c)	07/15/20	165,000	165,007,903
1 Month LIBOR + 0.240%	2.154(c)	08/14/20	175,000	175,007,579
Westpac Banking Corp.,
3 Month LIBOR + 0.050%	2.188(c)	03/11/20	3,000	3,000,096
3 Month LIBOR + 0.040%	2.221(c)	02/11/20	58,000	58,009,459

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Westpac Banking Corp., (cont’d.)
3 Month LIBOR + 0.040%	2.249%(c)	02/07/20	50,000	$ 50,007,694

Total Certificates of Deposit (cost $5,311,496,032)				5,311,687,359
Commercial Paper 41.5%
ABN AMRO Funding USA LLC, 144A	2.741(n)	11/27/19	35,000	34,955,874
Bank of Nova Scotia, 144A, US Federal Funds Effective Rate + 0.340%	2.470(c)	08/07/20	100,000	99,999,952
BASF SE,
144A	1.742(n)	12/02/19	97,000	96,859,199
144A	1.923(n)	11/14/19	45,000	44,971,755
144A	2.030(n)	12/27/19	38,000	37,894,167
Canadian National Railway Co.,
144A	1.956(n)	12/02/19	40,000	39,941,084
144A	2.037(n)	11/12/19	50,000	49,973,133
144A	2.067(n)	11/06/19	20,000	19,994,673
144A	2.068(n)	11/07/19	10,000	9,996,889

CDP Financial, Inc., 144A	2.070(n)	11/05/19	86,743	86,724,507
Citigroup Global Markets Inc.,
144A	1.979(n)	01/06/20	35,000	34,887,180
144A	2.253(n)	04/23/20	85,000	84,206,667
144A	2.609(n)	11/13/19	36,000	35,980,045
144A	2.762(n)	12/09/19	50,000	49,913,334
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.180%	2.002(c)	04/24/20	55,000	54,993,803
144A, 3 Month LIBOR + 0.180%	2.330(c)	11/22/19	34,000	34,002,979
CPPIB Capital, Inc.,
144A	1.828(n)	01/22/20	33,240	33,105,656
144A	1.828(n)	01/24/20	97,200	96,797,227
144A	1.828(n)	01/29/20	150,000	149,340,000
144A	2.024(n)	11/12/19	150,000	149,920,399
144A	2.768(n)	03/02/20	30,000	29,816,218
DNB Bank ASA,
144A, 3 Month LIBOR + 0.040%	1.968(c)	01/29/20	10,000	10,000,600
144A, 1 Month LIBOR + 0.200%	2.050(c)	07/22/20	16,000	15,997,694
144A, 3 Month LIBOR + 0.050%	2.815(c)	01/23/20	14,000	14,001,201

European Investment Bank	2.000(n)	12/17/19	250,000	249,454,930

European Investment Bank	2.031(n)	12/11/19	315,000	314,400,889

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Export Development Canada	1.811%(n)	02/27/20	95,000	$ 94,462,070
Federation Des Caisses Desjardins,
144A	2.075(n)	11/22/19	34,000	33,966,049
144A	2.081(n)	12/06/19	27,000	26,954,910
144A, 3 Month LIBOR + 0.090%	2.091(c)	07/15/20	67,000	67,004,485
144A, 1 Month LIBOR + 0.250%	2.164(c)	08/14/20	53,000	53,013,222
144A, 1 Month LIBOR + 0.370%	2.309(c)	12/10/19	64,000	64,025,258
144A, 1 Month LIBOR + 0.370%	2.310(c)	12/09/19	190,000	190,072,783
144A, 3 Month LIBOR + 0.080%	2.429(c)	06/22/20	98,000	98,012,091
144A	2.792(n)	02/25/20	83,000	82,512,562

GlaxoSmithKline LLC, 144A	1.911(n)	11/07/19	100,000	99,968,889
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.070%	2.214(c)	02/28/20	75,000	75,004,599
144A, 3 Month LIBOR + 0.070%	2.279(c)	02/07/20	78,000	78,014,006
ING US Funding LLC,
1 Month LIBOR + 0.120%	2.060(c)	03/09/20	24,000	24,024,736
144A, 3 Month LIBOR + 0.090%	2.189(c)	04/01/20	15,000	15,002,418

ING US Funding LLC	2.815(n)	11/04/19	90,000	89,984,080

John Deere Ltd., 144A	1.868(n)	01/22/20	28,000	27,888,964
JPMorgan Securities LLC,
144A, 1 Month LIBOR + 0.180%	2.119(c)	06/10/20	93,000	92,955,793
144A, 1 Month LIBOR + 0.250%	2.164(c)	05/13/20	100,000	99,996,703
144A, 3 Month LIBOR + 0.220%	2.232(c)	10/02/20	113,000	112,969,108
144A, 3 Month LIBOR + 0.240%	2.267(c)	01/08/20	132,000	132,060,317
144A, 3 Month LIBOR + 0.230%	2.469(c)	11/06/19	90,000	90,001,048

JPMorgan Securities LLC	2.564(n)	11/18/19	38,000	37,969,296
KFW,
144A	1.803(n)	02/03/20	300,000	298,586,874
144A	1.819(n)	02/04/20	122,000	121,418,954
144A	1.947(n)	12/17/19	30,000	29,931,654
144A	2.208(n)	11/01/19	47,800	47,797,889
144A	2.208(n)	11/04/19	50,000	49,991,166
144A	2.233(n)	11/05/19	70,000	69,984,542

Michigan state University Board of Trustee	1.860	12/12/19	15,410	15,410,666

Michigan state University Board of Trustee	1.970	11/19/19	12,000	12,001,320

Mitsubishi International Corp.	1.909(n)	01/28/20	75,000	74,642,146

Mitsubishi International Corp.	2.048(n)	11/14/19	30,000	29,978,498

Mitsubishi International Corp.	2.048(n)	11/15/19	50,000	49,961,500

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

National Australia Bank Ltd., 144A, 1 Month LIBOR + 0.180%	2.003%(c)	06/25/20	137,000	$ 136,938,705
Nestle Capital Corp., 144A	2.595(n)	04/24/20	145,000	143,774,331
Nestle Finance International Ltd.	2.040(n)	11/15/19	148,000	147,905,033
Nordea Bank Abp,
144A	2.153(n)	12/16/19	180,000	179,573,350
144A	2.653(n)	04/24/20	74,000	73,319,858
144A	2.655(n)	05/01/20	108,000	106,967,880
OMERS Finance Trust,
144A	1.878(n)	01/23/20	10,911	10,865,836
144A	2.000(n)	01/03/20	18,923	18,863,994
Ontario Teachers’ Finance Trust,
144A	1.868(n)	01/16/20	15,000	14,944,913
144A	2.117(n)	02/14/20	42,500	42,280,632
144A, 1 Month LIBOR + 0.260%	2.151(c)	09/16/20	30,000	30,004,798
144A, 1 Month LIBOR + 0.280%	2.291(c)	09/22/20	50,000	50,020,343
144A	2.556(n)	11/19/19	50,000	49,957,778
144A	2.565(n)	01/10/20	25,000	24,915,638
144A	2.570(n)	12/11/19	28,950	28,896,390
144A	2.580(n)	11/26/19	98,000	97,886,755
144A	2.603(n)	02/07/20	90,000	89,568,607

Pfizer, Inc., 144A	1.818(n)	01/30/20	250,000	248,887,777
Port Authority of New York and New Jersey	2.100	12/04/19	12,235	12,235,612
Province of Alberta,
144A	1.809(n)	02/03/20	57,000	56,734,966
144A	1.859(n)	01/29/20	10,000	9,956,000
144A	2.010(n)	02/18/20	96,000	95,481,093
144A	2.017(n)	01/21/20	100,000	99,600,933

Province of Ontario	1.825(n)	01/30/20	128,000	127,430,542

Province of Ontario	2.061(n)	11/18/19	80,000	79,936,000
Province of Quebec,
144A	2.030(n)	12/10/19	249,000	248,563,697
144A	2.041(n)	11/27/19	250,000	249,718,750
PSP Capital, Inc.,
144A	2.039(n)	11/25/19	50,000	49,946,285
144A	2.050(n)	12/20/19	14,500	14,466,972
144A	2.061(n)	11/26/19	50,000	49,944,209
144A, Secured Overnight Financing Rate + 0.250%	2.070(c)	08/07/20	55,000	55,062,132
144A	2.768(n)	03/02/20	50,000	49,693,696

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Royal Bank of Canada, 144A, US Federal Funds Effective Rate + 0.360%	2.180%(c)	07/31/20	61,500	$ 61,504,529
Sanofi SA,
144A	1.987(n)	12/13/19	70,330	70,191,560
144A	2.006(n)	12/09/19	173,550	173,242,976

Schlumberger Investment SA, 144A	1.926(n)	12/11/19	41,000	40,922,534
Siemens Capital Co. LLC, 144A	1.957(n)	12/04/19	35,000	34,949,326
ST Engineering North America, Inc., 144A	2.122(n)	12/19/19	46,000	45,894,312
Texas A&M University	1.960	12/17/19	17,350	17,352,603
Texas Public Finance Auth.	1.950	01/14/20	34,000	34,009,000

Texas Public Finance Auth.	2.100	12/17/19	20,000	20,001,960

Texas Public Finance Auth.	2.180	11/05/19	50,725	50,725,639

Total Capital Canada Ltd., 144A	2.007(n)	01/06/20	124,000	123,599,139
Toyota Credit Canada, Inc.,
3 Month LIBOR + 0.050%	1.986(c)	01/24/20	40,000	40,001,745
1 Month LIBOR + 0.050%	1.990(c)	05/04/20	100,000	100,003,801
1 Month LIBOR + 0.230%	2.035(c)	04/24/20	16,000	16,000,686
Toyota Industries Commercial Finance, Inc.,
144A	1.930(n)	02/05/20	20,000	19,898,797
144A	2.626(n)	01/15/20	50,000	49,801,556
144A	2.823(n)	12/03/19	38,000	37,940,017

Toyota Motor Credit Corp.	2.040(n)	11/26/19	160,000	159,804,710
Toyota Motor Finance (Netherlands) BV,
1 Month LIBOR + 0.230%	2.144(c)	05/07/20	25,000	24,999,399
3 Month LIBOR + 0.050%	2.156(c)	03/20/20	128,000	128,004,411

University of Notre Dame du Lac	2.123(n)	12/03/19	12,703	12,684,218
Yale University	2.012(n)	01/15/20	13,555	13,505,036

Total Commercial Paper (cost $8,329,513,356)				8,333,080,110
Corporate Bonds 2.9%
Auto Manufacturers 1.0%
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.423(c)	04/06/20	35,000	35,042,152
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.545(c)	08/14/20	35,839	35,897,710
Gtd. Notes, 144A	3.250	08/14/20	10,000	10,114,619

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.070%	2.220%(c)	05/22/20	100,000	$ 99,999,795
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.140%	2.315(c)	11/14/19	16,000	16,001,812
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.200%	2.338(c)	06/03/20	12,000	12,010,605
				209,066,693
Banks 1.4%
Citibank NA,
Sr. Unsec’d. Notes	2.100	06/12/20	25,000	25,034,289
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.573(c)	05/01/20	44,000	44,053,916

US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.186(c)	07/24/20	35,000	35,027,803
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.230%	2.231(c)	01/15/20	19,300	19,312,120
Sr. Unsec’d. Notes	2.400	01/15/20	143,000	143,128,845
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%	2.762(c)	12/06/19	3,000	3,002,239
				269,559,212
Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.270%	2.523(c)	11/01/19	22,000	22,000,000
Diversified Financial Services 0.4%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400	11/25/19	44,000	44,063,934
CPPIB Capital, Inc. (Canada), Gov’t. Gtd. Notes, 144A, 3 Month LIBOR + 0.010%	2.110(c)	12/27/19	30,430	30,442,172
				74,506,106
Insurance 0.0%
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.413(c)	06/26/20	4,000	4,004,247

Total Corporate Bonds (cost $579,011,759)				579,136,258

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.3%
Texas
University of Texas System (The), Rev. Subser. G1, Rfdg., FRDD (Mandatory put date 11/07/19) (cost $51,600,000)	1.800%(cc)	08/01/45	51,600	$ 51,600,000
Sovereign Bond 0.0%
Province of Ontario (canada), Sr. Unsec'd. Notes (cost $5,996,843)	1.875	05/21/20	6,000	5,997,954

Repurchase Agreements(m) 16.2%
Amherst Pierpont Securities LLC,
1.67%, dated 10/31/19, due 11/07/19 in the amount of $135,043,838	135,000	135,000,000
1.73%, dated 10/30/19, due 11/06/19 in the amount of $125,042,049	125,000	125,000,000
1.77%, dated 10/31/19, due 11/01/19 in the amount of $250,012,292	250,000	250,000,000

BNP Paribas SA, 1.73%, dated 10/31/19, due 11/01/19 in the amount of $316,504,209	316,489	316,489,000
CF Secured LLC,
1.74%, dated 10/31/19, due 11/01/19 in the amount of $250,012,083	250,000	250,000,000
1.75%, dated 10/31/19, due 11/01/19 in the amount of $250,012,153	250,000	250,000,000
Credit Agricole Corporate & Investment Bank,
1.67%, dated 10/31/19, due 11/07/19 in the amount of $135,043,838	135,000	135,000,000
1.73%, dated 10/30/19, due 11/06/19 in the amount of $120,040,367	120,000	120,000,000
1.75%, dated 10/29/19, due 11/05/19 in the amount of $100,034,028	100,000	100,000,000
1.77%, dated 10/31/19, due 11/01/19 in the amount of $225,011,063	225,000	225,000,000
1.86%, dated 10/25/19, due 11/01/19 in the amount of $115,041,592	115,000	115,000,000

HSBC Securities (USA), Inc., 1.75%, dated 10/31/19, due 11/01/19 in the amount of $125,006,076	125,000	125,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	PrincipalAmount (000)#	Value
Repurchase Agreements (Continued)

NatWest Markets Securities, Inc., 1.69%, dated 10/30/19, due 11/06/19 in the amount of $250,082,153	250,000	$ 250,000,000
Nomura Securities International, Inc., 1.74%, dated 10/31/19, due 11/01/19 in the amount of $350,016,917	350,000	350,000,000
State Street Bank & Trust Co., 1.73%, dated 10/31/19, due 11/01/19 in the amount of $506,025,316	506,001	506,001,000
Total Repurchase Agreements (cost $3,252,490,000)		3,252,490,000

	Interest Rate	Maturity Date
Time Deposits 1.6%
Australia & New Zealand Banking Group	2.600%	11/21/19	125,000	125,000,000
Australia & New Zealand Banking Group	2.215	11/07/19	50,000	50,000,000
Australia & New Zealand Banking Group	2.220	11/12/19	145,000	145,000,000
Northern Trust Co. (The)	1.450	11/01/19	2,412	2,412,000

Total Time Deposits (cost $322,412,000)				322,412,000
U.S. Government Agency Obligations 5.0%
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)%	1.734(c)	01/28/20	67,000	66,991,622
Federal Farm Credit Bank, US Treasury 3 Month Bill Money Market Yield + 0.110%	1.737(c)	08/04/20	100,000	99,969,656
Federal Farm Credit Bank, 1 Month LIBOR + 0.010%	2.026(c)	07/02/20	133,000	132,933,052
Federal Home Loan Bank	1.673(n)	12/03/19	40,000	39,940,622
Federal Home Loan Bank	1.685(n)	12/18/19	250,000	249,454,930
Federal Home Loan Bank	1.762(n)	11/27/19	215,000	214,739,134
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.025%	1.845(c)	04/22/20	76,000	75,974,951
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.130%	1.950(c)	10/16/20	27,000	26,999,919
Federal Home Loan Bank, 1 Month LIBOR + (0.035)%	1.997(c)	11/29/19	40,000	39,998,902

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank	2.035%(n)	11/13/19	64,000	$ 63,964,160

Total U.S. Government Agency Obligations (cost $1,011,055,554)				1,010,966,948
U.S. Treasury Obligations 7.2%
U.S. Treasury Bills	1.688(n)	12/03/19	225,000	224,693,181
U.S. Treasury Bills	1.684(n)	12/24/19	150,000	149,663,781
U.S. Treasury Bills	1.849(n)	01/02/20	140,000	139,626,238
U.S. Treasury Bills	1.956(n)	11/19/19	137,000	136,894,579
U.S. Treasury Bills	1.959(n)	12/19/19	698,000	696,664,335
U.S. Treasury Bills	1.996(n)	11/12/19	107,000	106,950,462

Total U.S. Treasury Obligations (cost $1,453,877,477)				1,454,492,576

TOTAL INVESTMENTS 101.2% (cost $20,317,453,021)				20,321,863,205
Liabilities in excess of other assets (1.2)%				(240,771,931)

Net Assets 100.0%				$ 20,081,091,274

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADBB	Asian Developent Bank Bonds
FCSB	First State Community Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
TVA	Tennessee Valley Authority

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
(m)	Repurchase agreements are collateralized by ADBB (coupon rate 2.000%-3.125%, maturity date 04/24/26-09/26/2028), FCSB (coupon rates 2.370%-4.040%, maturity dates 07/15/26-08/23/38), FHLB (coupon rates 0.000%-2.370%, maturity dates 01/27/20-10/28/25), FHLMC (coupon rates 0.000%-8.000%, maturity dates 11/01/19-10/01/49), FNMA (coupon rates 0.000%-7.000%, maturity dates 03/01/20-10/01/49), GNMA (coupon rate 2.750%-7.000%, maturity dates 05/15/28-09/20/69), Inter-American Development Bank (coupon rate 3.875%, maturity date 02/14/20), TVA (coupon rates 2.875%, maturity date 09/15/24), and U.S. Treasury Securities (coupon rates 0.000%-3.125%, maturity dates 01/02/20-11/15/47), with the aggregate value, including accrued interest, of $3,321,359,788.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).